Label	Element	Value
Convertible Notes	arvl_ConvertibleNotes	$ 376,248,000
Undiscounted Operating Lease Payments To Be Paid	arvl_UndiscountedOperatingLeasePaymentsToBePaid	166,389,000
Undiscounted Operating Lease Payments To Be Paid	arvl_UndiscountedOperatingLeasePaymentsToBePaid	259,883,000
Gross carrying amount [member]
Convertible Notes	arvl_ConvertibleNotes	160,203,000
Undiscounted Operating Lease Payments To Be Paid	arvl_UndiscountedOperatingLeasePaymentsToBePaid	113,092,000
Undiscounted Operating Lease Payments To Be Paid	arvl_UndiscountedOperatingLeasePaymentsToBePaid	$ 186,980,000